Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions

●	During the third quarter of Fiscal Year 2015, Mr. Folkson began accruing a consulting fee of $6,000 per month which the aggregate of $18,000 is reflected in professional fees for the six month period ended December 31, 2020 and reflected in the accrued expenses – related party with a balance of $6,974 and $9,974 at March 31, 2021 and June 30, 2020, respectively.

On December 8, 2017, Mr. Folkson purchased Warrants, at a cost of $.15 per Warrant, to acquire up to 80,000 additional shares of NGTF stock at a strike price of $.20, and with a term of three (3) years from the date of said agreement. This purchase resulted in a reduction in the accrued consulting fees due him by $12,000. During the second quarter 2019 Mr. Folkson purchased 400,000 shares of stock at a strike price of $0.30 per share, valued at $120,000 which was charged to his accrual. During the nine months ended March 31, 2021, Folkson had been paid $51,000 against his total accrued balance to date and reflected in the accrued expenses – related party with a balance of $6,974 and $9,974 at March 31, 2021 and June 30, 2020, respectively.

●	In addition, the Company made bonuses available to Folkson upon the Company hitting certain revenue milestones of $1,000,000 in a quarter, $3,000,000 in a quarter, and $5,000,000 in a quarter. Achieving those milestones would earn Folkson warrants with a $.50 and $1 strike price which would need to be exercised within 90 days of the respective quarterly or annual filing. As of March 31, 2021, those conditions were not met and therefore nothing was accrued related to this arrangement.

14.	Related Party Transactions	●	During the third quarter 2015, Mr. Folkson began accruing a consulting fee of $6,000 per month which the aggregate of $72,000 and $72,000 is reflected in professional fees and presented in the accrued expenses – related party for 2020 and 2019 respectively.

●	The original consulting Agreement for Mr. Folkson had a term of one year, and then converted into a month to month agreement effective January 1, 2016. A new twelve month consulting agreement was entered into for Mr. Folkson effective July 1, 2019, which paid Folkson the same $6,000 monthly consulting fee. In addition, the Company made bonuses available to Folkson upon the Company hitting certain revenue milestones of $1,000,000 in a quarter and $3,000,000 in a quarter. Achieving those milestones would earn Folkson warrants with a $.50 and $1 strike price which would need to be exercised within 90 days of the respective quarterly or annual filing.